Convertible Loan (Narrative) (Details) $ in Thousands, shares in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 12, 2021 USD ($) Year shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Year	Sep. 30, 2023 USD ($)	Mar. 31, 2024 Year $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 12, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Convertible loan - derivative component								$ 32	$ 120
Change in fair value of derivative liability		$ 21	$ 417	$ 88	$ 274
Convertible Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 15,000
Term of borrowings	60 months
Borrowings, interest rate											8.00%
Conversion price of convertible debt | $ / shares											$ 15
Number of warrants issued | shares	5
Exercise price of warrants | $ / shares											$ 15
Term of warrants issued	3 years
Proceeds of borrowings allocated to derivative component	$ 8,600
Proceeds of borrowings allocated to liability component	$ 6,400
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price of convertible debt | $ / shares						$ 4.56	$ 4.32
Expected weighted average risk-free interest								3.46%	4.50%		0.69%
Expected weighted average volatility								72.00%	79.00%		105.00%
Expected weighted average life | Year	2.71			0.84		1.1
Convertible loan - derivative component								$ 32	$ 120	$ 482
Change in fair value of derivative liability		$ 20	$ 400	$ 90	$ 300